June 1, 2021
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Fixed Income Securities Funds (the “Trust”)
File No. 2-47371
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.
Sincerely,
/s/Lisa K. Whittaker
Lisa K. Whittaker
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission